NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Anti-Dilutive Securities Excluded from Computation of Earnings per Share

	December 31,
	2021	2020
	(Shares)	(Shares)
Series B Preferred Stock	—	2,650
Convertible Notes	2,007,994	2,500,000
Total	2,007,994	2,502,652

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES - Schedule of Tranlation Adjustments

	December 31,
	2021	2020
Year -end GBP£:US$ exchange rate	1.3527	1.3624
Annual average GBP£:US$ exchange rate	1.3767	1.2851